Summary of Significant Accounting Policies - Schedule of Changes for Warrant Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Private Warrants [Member]
Schedule of Changes for Warrant Liabilities Measured at Fair Value [Line Items]
Fair value as of beginning balance	$ 11	$ 58	$ 101
Acquired from the Business Combination				62
Change in fair value	9	(47)	(43)	39
Fair value as of ending balance	20	11	58	101
Representative Warrants [Member]
Schedule of Changes for Warrant Liabilities Measured at Fair Value [Line Items]
Fair value as of beginning balance	41	230	399
Acquired from the Business Combination				200
Change in fair value	36	(189)	(169)	199
Fair value as of ending balance	$ 77	$ 41	$ 230	$ 399